Distribution Date:	09/15/23	WFRBS Commercial Mortgage Trust 2014-C25
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Brian Hanson		bhanson@cwcapital.com
Bond / Collateral Reconciliation - Balances	9		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-16		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	17-18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939LAA4	1.518000%	31,829,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939LAB2	2.932000%	42,716,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939LAC0	3.429000%	35,436,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939LAD8	3.365000%	210,000,000.00	206,499,007.55	8,883.15	579,057.63	0.00	0.00	587,940.78	206,490,124.40	36.59%	30.00%
A-5	92939LAE6	3.631000%	235,930,000.00	235,930,000.00	0.00	713,884.86	0.00	0.00	713,884.86	235,930,000.00	36.59%	30.00%
A-SB	92939LAF3	3.369000%	57,125,000.00	13,015,255.40	1,028,068.46	36,540.33	0.00	0.00	1,064,608.79	11,987,186.94	36.59%	30.00%
A-S	92939LAG1	3.984000%	73,345,000.00	73,345,000.00	0.00	243,505.40	0.00	0.00	243,505.40	73,345,000.00	26.35%	21.63%
B	92939LAH9	4.236000%	38,315,000.00	38,315,000.00	0.00	135,251.95	0.00	0.00	135,251.95	38,315,000.00	21.00%	17.25%
C	92939LAJ5	4.451047%	29,557,000.00	29,557,000.00	0.00	109,632.99	0.00	0.00	109,632.99	29,557,000.00	16.88%	13.88%
D	92939LAU0	3.803000%	61,304,000.00	61,304,000.00	0.00	194,282.59	0.00	0.00	194,282.59	61,304,000.00	8.32%	6.88%
E	92939LAW6	3.320000%	10,947,000.00	10,947,000.00	0.00	30,286.70	0.00	0.00	30,286.70	10,947,000.00	6.80%	5.63%
F	92939LAY2	3.320000%	20,799,000.00	20,799,000.00	0.00	57,543.90	0.00	0.00	57,543.90	20,799,000.00	3.89%	3.25%
G	92939LBA3	3.320000%	28,463,284.00	27,895,643.92	0.00	77,177.95	0.00	0.00	77,177.95	27,895,643.92	0.00%	0.00%
V	92939LBC9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939LBE5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			875,766,286.00	717,606,906.87	1,036,951.61	2,177,164.30	0.00	0.00	3,214,115.91	716,569,955.26

X-A	92939LAL0	0.929409%	686,381,000.00	528,789,262.95	0.00	409,551.46	0.00	0.00	409,551.46	527,752,311.34
X-B	92939LAM8	0.419333%	129,176,000.00	129,176,000.00	0.00	45,139.85	0.00	0.00	45,139.85	129,176,000.00
X-C	92939LAN6	1.179047%	10,947,000.00	10,947,000.00	0.00	10,755.85	0.00	0.00	10,755.85	10,947,000.00
X-D	92939LAQ9	1.179047%	20,799,000.00	20,799,000.00	0.00	20,435.83	0.00	0.00	20,435.83	20,799,000.00
X-E	92939LAS5	1.179047%	28,463,284.00	27,895,643.92	0.00	27,408.56	0.00	0.00	27,408.56	27,895,643.92
Notional SubTotal			875,766,284.00	717,606,906.87	0.00	513,291.55	0.00	0.00	513,291.55	716,569,955.26

Deal Distribution Total					1,036,951.61	2,690,455.85	0.00	0.00	3,727,407.46

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939LAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939LAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939LAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939LAD8	983.32860738	0.04230071	2.75741729	0.00000000	0.00000000	0.00000000	0.00000000	2.79971800	983.28630667
A-5	92939LAE6	1,000.00000000	0.00000000	3.02583334	0.00000000	0.00000000	0.00000000	0.00000000	3.02583334	1,000.00000000
A-SB	92939LAF3	227.83816893	17.99682206	0.63965567	0.00000000	0.00000000	0.00000000	0.00000000	18.63647772	209.84134687
A-S	92939LAG1	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
B	92939LAH9	1,000.00000000	0.00000000	3.53000000	0.00000000	0.00000000	0.00000000	0.00000000	3.53000000	1,000.00000000
C	92939LAJ5	1,000.00000000	0.00000000	3.70920560	0.00000000	0.00000000	0.00000000	0.00000000	3.70920560	1,000.00000000
D	92939LAU0	1,000.00000000	0.00000000	3.16916661	0.00000000	0.00000000	0.00000000	0.00000000	3.16916661	1,000.00000000
E	92939LAW6	1,000.00000000	0.00000000	2.76666667	0.00000000	0.00000000	0.00000000	0.00000000	2.76666667	1,000.00000000
F	92939LAY2	1,000.00000000	0.00000000	2.76666667	0.00000000	0.00000000	0.00000000	0.00000000	2.76666667	1,000.00000000
G	92939LBA3	980.05711217	0.00000000	2.71149141	0.00000000	7.84029840	0.00000000	0.00000000	2.71149141	980.05711217
V	92939LBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92939LBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939LAL0	770.40195307	0.00000000	0.59668240	0.00000000	0.00000000	0.00000000	0.00000000	0.59668240	768.89120086
X-B	92939LAM8	1,000.00000000	0.00000000	0.34944456	0.00000000	0.00000000	0.00000000	0.00000000	0.34944456	1,000.00000000
X-C	92939LAN6	1,000.00000000	0.00000000	0.98253860	0.00000000	0.00000000	0.00000000	0.00000000	0.98253860	1,000.00000000
X-D	92939LAQ9	1,000.00000000	0.00000000	0.98253906	0.00000000	0.00000000	0.00000000	0.00000000	0.98253906	1,000.00000000
X-E	92939LAS5	980.05711217	0.00000000	0.96294440	0.00000000	0.00000000	0.00000000	0.00000000	0.96294440	980.05711217

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/23 - 08/30/23	30	0.00	579,057.63	0.00	579,057.63	0.00	0.00	0.00	579,057.63	0.00
A-5	08/01/23 - 08/30/23	30	0.00	713,884.86	0.00	713,884.86	0.00	0.00	0.00	713,884.86	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	36,540.33	0.00	36,540.33	0.00	0.00	0.00	36,540.33	0.00
X-A	08/01/23 - 08/30/23	30	0.00	409,551.46	0.00	409,551.46	0.00	0.00	0.00	409,551.46	0.00
X-B	08/01/23 - 08/30/23	30	0.00	45,139.85	0.00	45,139.85	0.00	0.00	0.00	45,139.85	0.00
X-C	08/01/23 - 08/30/23	30	0.00	10,755.85	0.00	10,755.85	0.00	0.00	0.00	10,755.85	0.00
X-D	08/01/23 - 08/30/23	30	0.00	20,435.83	0.00	20,435.83	0.00	0.00	0.00	20,435.83	0.00
X-E	08/01/23 - 08/30/23	30	0.00	27,408.56	0.00	27,408.56	0.00	0.00	0.00	27,408.56	0.00
A-S	08/01/23 - 08/30/23	30	0.00	243,505.40	0.00	243,505.40	0.00	0.00	0.00	243,505.40	0.00
B	08/01/23 - 08/30/23	30	0.00	135,251.95	0.00	135,251.95	0.00	0.00	0.00	135,251.95	0.00
C	08/01/23 - 08/30/23	30	0.00	109,632.99	0.00	109,632.99	0.00	0.00	0.00	109,632.99	0.00
D	08/01/23 - 08/30/23	30	0.00	194,282.59	0.00	194,282.59	0.00	0.00	0.00	194,282.59	0.00
E	08/01/23 - 08/30/23	30	0.00	30,286.70	0.00	30,286.70	0.00	0.00	0.00	30,286.70	0.00
F	08/01/23 - 08/30/23	30	0.00	57,543.90	0.00	57,543.90	0.00	0.00	0.00	57,543.90	0.00
G	08/01/23 - 08/30/23	30	223,160.64	77,177.95	0.00	77,177.95	0.00	0.00	0.00	77,177.95	223,160.64
Totals			223,160.64	2,690,455.85	0.00	2,690,455.85	0.00	0.00	0.00	2,690,455.85	223,160.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939LAG1	3.984000%	73,345,000.00	73,345,000.00	0.00	243,505.40	0.00	0.00	243,505.40	73,345,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939LAH9	4.236000%	38,315,000.00	38,315,000.00	0.00	135,251.95	0.00	0.00	135,251.95	38,315,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939LAJ5	4.451047%	29,557,000.00	29,557,000.00	0.00	109,632.99	0.00	0.00	109,632.99	29,557,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,217,000.03	141,217,000.00	0.00	488,390.34	0.00	0.00	488,390.34	141,217,000.00

Exchangeable Certificate Details
PEX	92939LAK2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,727,407.46
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,713,576.40	Master Servicing Fee	18,179.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,003.28
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	308.97
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,418.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,713,576.40	Total Fees	23,120.52

Principal		Expenses/Reimbursements
Scheduled Principal	1,036,951.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,036,951.61	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,690,455.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,036,951.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,727,407.46
Total Funds Collected	3,750,528.01	Total Funds Distributed	3,750,527.98

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	717,606,906.87	717,606,906.87	Beginning Certificate Balance	717,606,906.87
(-) Scheduled Principal Collections	1,036,951.61	1,036,951.61	(-) Principal Distributions	1,036,951.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	716,569,955.26	716,569,955.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	717,656,332.35	717,656,332.35	Ending Certificate Balance	716,569,955.26
Ending Actual Collateral Balance	716,619,574.37	716,619,574.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	215,778,008.02	30.11%	12	4.6152	NAP	Defeased	21	215,778,008.02	30.11%	12	4.6152	NAP
2,000,000 or less	2	3,476,420.49	0.49%	14	4.5883	1.334844	1.30 or less	5	36,477,530.02	5.09%	14	4.4192	0.692698
2,000,001 to 3,000,000	2	5,442,172.68	0.76%	15	4.6246	1.531040	1.31 to 1.40	1	6,488,759.60	0.91%	14	4.6800	1.315900
3,000,001 to 4,000,000	4	14,580,262.74	2.03%	14	4.4925	2.497420	1.41 to 1.50	4	33,016,582.39	4.61%	15	4.3552	1.439642
4,000,001 to 5,000,000	3	12,778,905.57	1.78%	14	4.5717	2.195566	1.51 to 1.60	2	35,557,056.87	4.96%	14	4.6531	1.574801
5,000,001 to 6,000,000	3	16,494,264.62	2.30%	14	4.4097	2.630457	1.61 to 1.70	1	8,669,351.10	1.21%	14	4.5500	1.615400
6,000,001 to 7,000,000	2	13,400,053.98	1.87%	14	4.5150	1.591474	1.71 to 1.80	2	8,210,546.34	1.15%	14	4.6161	1.759446
7,000,001 to 8,000,000	2	15,088,033.22	2.11%	14	4.4222	0.987357	1.81 to 1.90	1	6,911,294.38	0.96%	14	4.3600	1.850200
8,000,001 to 9,000,000	2	17,419,351.10	2.43%	14	4.6002	0.910602	1.91 to 2.00	2	126,782,197.24	17.69%	14	4.3461	1.988299
9,000,001 to 10,000,000	1	9,440,570.36	1.32%	14	4.8000	1.527500	2.01 to 2.25	2	11,096,277.63	1.55%	15	4.4284	2.152483
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	2	9,953,418.40	1.39%	14	4.6476	2.311573
15,000,001 to 20,000,000	3	49,258,787.86	6.87%	14	4.4676	2.337365	2.51 to 3.50	6	154,204,341.43	21.52%	13	4.2226	2.788657
20,000,001 to 30,000,000	3	70,931,925.63	9.90%	14	4.2426	2.223556	3.51 or greater	4	63,424,591.84	8.85%	12	3.8609	3.818674
30,000,001 to 50,000,000	3	115,368,573.57	16.10%	12	4.0390	2.904538	Totals	53	716,569,955.26	100.00%	13	4.3912	2.056745
50,000,001 to 70,000,000	1	67,600,000.00	9.43%	14	4.2900	2.614300
70,000,001 or greater	1	89,512,625.42	12.49%	14	4.2820	1.985800
Totals	53	716,569,955.26	100.00%	13	4.3912	2.056745
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	215,778,008.02	30.11%	12	4.6152	NAP
							Defeased	25	215,778,008.02	30.11%	12	4.6152	NAP
Alabama	1	3,529,934.61	0.49%	14	4.7000	2.570900
							Industrial	5	7,496,277.63	1.05%	15	4.3940	2.115400
Arizona	2	16,351,864.81	2.28%	14	4.6140	1.663893
							Lodging	6	75,195,236.48	10.49%	14	4.5369	2.357091
California	1	5,731,763.37	0.80%	14	4.5500	2.311700
							Mixed Use	1	5,731,763.37	0.80%	14	4.5500	2.311700
Colorado	1	89,512,625.42	12.49%	14	4.2820	1.985800
							Mobile Home Park	1	4,156,199.84	0.58%	14	4.3300	2.820700
Connecticut	2	9,134,943.99	1.27%	14	4.6392	0.292496
							Multi-Family	7	60,951,226.93	8.51%	14	4.2959	1.583385
Florida	1	99,999,998.90	13.96%	12	3.8190	2.999500
							Office	5	94,541,483.71	13.19%	14	4.3830	2.195262
Georgia	2	12,269,351.10	1.71%	14	4.5353	1.795644
							Other	1	7,925,002.80	1.11%	14	4.6000	1.591900
Idaho	3	15,546,654.31	2.17%	13	4.7660	2.617100
							Retail	13	244,794,755.74	34.16%	13	4.1663	2.331610
Illinois	1	2,711,588.42	0.38%	14	4.7300	1.778400
							Totals	64	716,569,955.26	100.00%	13	4.3912	2.056745
Indiana	1	4,401,050.11	0.61%	14	4.6000	1.494100

Louisiana	1	22,914,440.87	3.20%	15	4.2400	1.427200

Michigan	3	10,623,588.44	1.48%	14	4.2136	3.456761

Missouri	2	74,088,759.21	10.34%	14	4.3242	2.500585

Nevada	3	5,976,761.89	0.83%	15	4.3940	2.115400

New Jersey	1	1,134,571.75	0.16%	15	4.3940	2.115400

North Carolina	4	26,116,486.51	3.64%	14	4.6000	1.591900

Ohio	1	4,156,199.84	0.58%	14	4.3300	2.820700

South Carolina	1	5,498,957.92	0.77%	14	4.5600	1.750100

Texas	3	10,847,926.87	1.51%	15	4.6535	1.746418

Virginia	2	33,712,133.49	4.70%	15	4.3300	2.208363

Washington	3	46,532,344.68	6.49%	13	4.4918	1.621046

Totals	64	716,569,955.26	100.00%	13	4.3912	2.056745

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	215,778,008.02	30.11%	12	4.6152	NAP	Defeased	21	215,778,008.02	30.11%	12	4.6152	NAP
	4.000% or less	3	100,000,000.00	13.96%	12	3.8190	3.442085	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	47,466,798.46	6.62%	14	4.2211	1.804355	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	243,786,701.89	34.02%	14	4.3427	2.190274	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	12	80,329,566.99	11.21%	14	4.6083	1.507355	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	29,208,879.90	4.08%	14	4.7790	2.220748	49 months or greater	32	500,791,947.24	69.89%	14	4.2946	2.295895
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	53	716,569,955.26	100.00%	13	4.3912	2.056745
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	716,569,955.26	100.00%	13	4.3912	2.056745
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	215,778,008.02	30.11%	12	4.6152	NAP	Defeased	21	215,778,008.02	30.11%	12	4.6152	NAP
	60 months or less	32	500,791,947.24	69.89%	14	4.2946	2.295895	Interest Only	6	179,950,000.00	25.11%	13	4.0500	2.949818
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	12,174,837.85	1.70%	14	4.2476	2.735222
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	24	308,667,109.39	43.08%	14	4.4391	1.897336
	Totals	53	716,569,955.26	100.00%	13	4.3912	2.056745	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	716,569,955.26	100.00%	13	4.3912	2.056745
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	215,778,008.02	30.11%	12	4.6152	NAP			No outstanding loans in this group
Underwriter's Information		2	54,606,407.50	7.62%	12	3.8190	3.810000
	12 months or less	30	446,185,539.74	62.27%	14	4.3528	2.110592
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	716,569,955.26	100.00%	13	4.3912	2.056745
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310927454	RT	Jacksonville	FL	Actual/360	3.819%	149,280.61	0.00	0.00	N/A	09/11/24	--	45,393,592.50	45,393,592.50	09/11/23
1A	310927456				Actual/360	3.819%	72,023.26	0.00	0.00	N/A	09/11/24	--	21,900,998.25	21,900,998.25	09/11/23
1B	310927457				Actual/360	3.819%	107,554.46	0.00	0.00	N/A	09/11/24	--	32,705,409.25	32,705,409.25	09/11/23
2	440000439	RT	Lakewood	CO	Actual/360	4.282%	330,659.51	163,155.56	0.00	N/A	11/01/24	--	89,675,780.98	89,512,625.42	09/01/23
3	780925680	OF	Kansas City	MO	Actual/360	4.290%	249,725.67	0.00	0.00	N/A	11/11/24	--	67,600,000.00	67,600,000.00	09/11/23
4	790922399	LO	Seattle	WA	Actual/360	4.500%	144,683.57	68,124.26	0.00	N/A	10/11/24	--	37,337,696.08	37,269,571.82	09/11/23
5	800926304	98	Palo Alto	CA	Actual/360	4.470%	140,667.19	54,225.88	0.00	N/A	08/11/24	--	36,544,842.68	36,490,616.80	09/11/23
6	300571192	MF	Warrensville Heights	OH	Actual/360	4.580%	122,701.19	53,748.99	0.00	N/A	08/06/24	--	31,111,726.18	31,057,977.19	09/06/23
7	301741012	MF	San Antonio	TX	Actual/360	4.850%	121,877.37	60,176.31	0.00	N/A	11/06/24	--	29,182,476.83	29,122,300.52	09/06/23
8	820926191	Various Winston-Salem		NC	Actual/360	4.600%	103,628.71	45,038.16	0.00	N/A	11/11/24	--	26,161,524.67	26,116,486.51	09/11/23
9	440000442	MF	Covington	LA	Actual/360	4.240%	83,796.75	36,585.14	0.00	N/A	12/01/24	--	22,951,026.01	22,914,440.87	09/01/23
10	300571196	MF	Warrensville Heights	OH	Actual/360	4.580%	83,934.73	36,767.42	0.00	N/A	08/06/24	--	21,282,224.47	21,245,457.05	09/06/23
11	416000168	LO	Virginia Beach	VA	Actual/360	4.400%	68,237.42	31,914.76	0.00	N/A	12/01/24	--	18,009,875.00	17,977,960.24	09/01/23
12	440000443	SS	Keller	TX	Actual/360	4.526%	64,979.10	35,904.82	0.00	N/A	12/01/24	--	16,672,469.27	16,636,564.45	09/01/23
13	301741011	LO	Twin Falls	ID	Actual/360	4.766%	63,938.72	32,744.53	0.00	N/A	10/06/24	--	15,579,398.90	15,546,654.37	09/06/23
14	310925516	MF	Harrisonburg	VA	Actual/360	4.250%	57,674.99	25,216.88	0.00	N/A	11/11/24	--	15,759,390.13	15,734,173.25	09/11/23
16	300571187	MH	Various	GA	Actual/360	4.700%	56,243.97	29,331.27	0.00	N/A	11/06/24	--	13,896,931.68	13,867,600.41	09/06/23
18	416000166	MF	Saline	MI	Actual/360	4.740%	48,540.61	19,846.51	0.00	N/A	09/01/24	--	11,892,351.45	11,872,504.94	09/01/23
19	300571193	SS	Various	NY	Actual/360	4.630%	41,889.30	22,415.55	0.00	N/A	08/06/24	--	10,506,617.03	10,484,201.48	09/06/23
22	300571186	RT	Yuma	AZ	Actual/360	4.800%	39,102.29	19,660.23	0.00	N/A	11/06/24	--	9,460,230.59	9,440,570.36	09/06/23
25	302980025	RT	Villa Rica	GA	Actual/360	4.550%	34,018.42	13,125.18	0.00	N/A	11/01/24	--	8,682,476.28	8,669,351.10	09/01/23
26	302980026	MF	Seattle	WA	Actual/360	4.450%	29,155.12	16,683.29	0.00	N/A	11/05/24	--	7,608,438.88	7,591,755.59	09/05/23
27	870925552	RT	Phoenix	AZ	Actual/360	4.360%	26,035.46	23,276.98	0.00	N/A	11/11/24	--	6,934,571.36	6,911,294.38	09/11/23
28	301741016	OF	Westport	CT	Actual/360	4.650%	35,036.46	0.00	0.00	N/A	11/06/24	--	8,750,000.00	8,750,000.00	09/06/23
29	301741020	IN	Various	Various	Actual/360	4.394%	28,407.82	11,624.70	0.00	12/06/24	12/06/44	--	7,507,902.33	7,496,277.63	09/06/23
30	310924383	MF	Grand Blanc	MI	Actual/360	4.100%	18,689.89	30,211.12	0.00	N/A	10/11/24	--	5,293,754.59	5,263,543.47	09/11/23
31	300571188	RT	Kansas City	MO	Actual/360	4.680%	26,205.18	13,766.78	0.00	N/A	11/06/24	--	6,502,526.38	6,488,759.60	09/06/23
32	310925942	MU	Petaluma	CA	Actual/360	4.550%	22,505.97	12,405.78	0.00	N/A	11/11/24	--	5,744,169.01	5,731,763.23	09/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	310925982	RT	Anderson	SC	Actual/360	4.560%	21,632.86	10,258.18	0.00	N/A	11/01/24	--	5,509,216.10	5,498,957.92	09/01/23
34	301741015	MF	Pasadena	TX	Actual/360	4.550%	20,339.24	9,121.69	0.00	N/A	10/06/24	--	5,191,156.56	5,182,034.87	09/06/23
35	301741019	MF	Akron	OH	Actual/360	4.512%	19,246.38	8,660.54	0.00	N/A	11/06/24	--	4,953,597.61	4,944,937.07	09/06/23
36	301741014	MF	Pasadena	TX	Actual/360	4.550%	19,141.16	8,584.37	0.00	N/A	10/06/24	--	4,885,372.26	4,876,787.89	09/06/23
37	416000165	LO	Plainfield	IN	Actual/360	4.600%	17,471.47	9,698.68	0.00	N/A	11/01/24	--	4,410,749.19	4,401,050.51	09/01/23
38	302980038	MF	Midland	TX	Actual/360	4.780%	17,412.86	8,760.00	0.00	N/A	12/01/24	--	4,230,415.17	4,221,655.17	09/01/23
39	860925326	MH	Circleville	OH	Actual/360	4.330%	15,531.53	9,300.20	0.00	N/A	11/11/24	--	4,165,500.09	4,156,199.89	08/11/23
40	302980040	LO	Seattle	WA	Actual/360	4.750%	4,450.37	19,284.58	0.00	N/A	11/05/24	--	1,088,036.60	1,068,752.02	09/05/23
41	440000441	SS	Carrollton	TX	Actual/360	4.526%	14,403.43	7,958.75	0.00	N/A	12/01/24	--	3,695,660.56	3,687,701.81	09/01/23
42	300571194	RT	Sherman	TX	Actual/360	4.610%	15,491.42	6,706.30	0.00	N/A	11/06/24	--	3,902,393.74	3,895,687.44	09/06/23
43	410926216	MF	Woodhaven	MI	Actual/360	4.150%	12,732.10	8,170.34	0.00	N/A	11/11/24	--	3,562,811.21	3,554,640.87	09/11/23
44	410926329	98	Concord	NH	Actual/360	4.270%	13,709.93	7,284.29	0.00	N/A	08/11/24	--	3,728,620.14	3,721,335.85	09/11/23
45	300571195	MF	Houston	TX	Actual/360	4.858%	14,865.10	7,318.33	0.00	N/A	08/06/24	--	3,553,457.27	3,546,138.94	09/06/23
46	300571191	RT	Hoover	AL	Actual/360	4.700%	14,316.65	7,466.14	0.00	N/A	11/06/24	--	3,537,400.57	3,529,934.43	09/06/23
47	410926034	RT	Lewisville	TX	Actual/360	4.290%	12,833.55	7,802.82	0.00	N/A	11/11/24	05/11/24	3,474,003.77	3,466,200.95	09/11/23
48	302980048	OF	Memphis	TN	Actual/360	4.700%	14,178.42	7,345.05	0.00	N/A	12/01/24	--	3,503,247.68	3,495,902.63	09/01/23
49	300571184	MF	Washington Township	MI	Actual/360	5.150%	15,042.08	5,706.92	0.00	N/A	08/06/24	--	3,391,886.98	3,386,180.06	09/06/23
51	302980051	MF	Cathedral City	CA	Actual/360	4.500%	11,940.34	6,705.68	0.00	N/A	11/05/24	--	3,081,377.72	3,074,672.04	09/05/23
52	820926169	RT	Savannah	GA	Actual/360	4.500%	13,950.00	0.00	0.00	N/A	11/11/24	--	3,600,000.00	3,600,000.00	09/11/23
53	416000169	RT	College Station	TX	Actual/360	4.520%	10,647.88	5,096.23	0.00	N/A	12/01/24	--	2,735,680.49	2,730,584.26	09/01/23
54	301741013	MF	Pasadena	TX	Actual/360	4.550%	10,738.75	4,816.09	0.00	N/A	10/06/24	--	2,740,837.35	2,736,021.26	09/06/23
55	300571189	RT	Mount Prospect	IL	Actual/360	4.730%	11,060.60	3,964.58	0.00	N/A	11/06/24	--	2,715,553.00	2,711,588.42	09/06/23
56	416000164	RT	Bay City	MI	Actual/360	4.670%	7,275.66	3,836.32	0.00	N/A	11/01/24	--	1,809,239.89	1,805,403.57	09/01/23
57	302980057	MH	Milwaukee	WI	Actual/360	4.780%	7,481.57	3,511.03	0.00	N/A	11/05/24	--	1,817,630.82	1,814,119.79	09/05/23
58	302980058	MF	Seattle	WA	Actual/360	4.500%	6,489.31	3,644.40	0.00	N/A	11/05/24	--	1,674,661.32	1,671,016.92	09/05/23
Totals							2,713,576.40	1,036,951.61	0.00				717,606,906.87	716,569,955.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	39,599,328.20	20,938,335.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	14,442,354.34	8,488,838.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,925,774.27	4,102,158.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,686,063.00	7,314,629.85	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,798,448.00	851,088.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,908,526.52	1,054,866.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	4,257,198.54	4,176,372.74	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,438,260.01	3,408,115.68	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,161,976.98	926,986.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,142,290.92	594,135.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	14,140.45	0.00
25	1,084,827.00	249,173.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	411,131.55	(22,799.57)	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	3,074.88	0.00
27	1,146,449.94	587,187.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	201,607.00	74,336.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	3,026,108.03	804,960.32	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,748,710.42	1,168,719.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	790,607.00	382,999.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	904,989.63	514,588.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	723,495.45	180,898.71	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	687,384.36	579,426.22	07/01/22	06/30/23	--	0.00	37,021.65	0.00	0.00	0.00	0.00
38	491,044.00	380,981.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	804,725.00	428,060.00	01/01/23	06/30/23	--	0.00	0.00	24,580.64	24,580.64	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	382,858.72	216,351.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,024,515.60	516,672.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	779,991.85	378,224.10	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	367,479.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	192,335.08	127,217.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	290,317.00	169,617.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	238,674.36	106,514.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	162,636.30	78,279.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	101,820,108.07	58,776,936.09				0.00	37,021.65	24,580.64	24,580.64	17,215.33	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391164%	4.353749%	13
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391332%	4.353916%	14
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391498%	4.354082%	15
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391674%	4.354258%	16
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391838%	4.354421%	17
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.392012%	4.354594%	18
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.392174%	4.354755%	19
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,294,614.06	4.392368%	4.354949%	20
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393844%	4.356440%	21
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394002%	4.356598%	22
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394171%	4.356765%	23
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394327%	4.356921%	24
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
39	860925326	08/11/23	0	A	24,580.64	24,580.64	0.00	4,165,500.09
Totals					24,580.64	24,580.64	0.00	4,165,500.09

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		225,270,613	225,270,613	0		0
13 - 24 Months		483,803,064	483,803,064	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,496,278	7,496,278	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	716,569,955	716,569,955	0	0	0	0
Aug-23	717,606,907	717,606,907	0	0	0	0
Jul-23	718,639,850	718,639,850	0	0	0	0
Jun-23	719,736,095	719,736,095	0	0	0	0
May-23	720,760,806	720,760,806	0	0	0	0
Apr-23	721,849,114	721,849,114	0	0	0	0
Mar-23	722,865,656	722,865,656	0	0	0	0
Feb-23	724,081,781	724,081,781	0	0	0	0
Jan-23	726,386,747	726,386,747	0	0	0	0
Dec-22	727,393,192	727,393,192	0	0	0	0
Nov-22	728,464,151	728,464,151	0	0	0	0
Oct-22	729,462,562	729,462,562	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	790922399	39,897,298.35	4.50000%	39,897,298.35 4.50000%		10	05/07/20	05/11/20	06/11/20
11	416000168	19,211,272.44	4.40000%	19,211,272.44 4.40000%		10	05/11/20	05/11/20	06/11/20
37	416000165	0.00	4.60000%	0.00	4.60000%	10	07/02/21	11/01/20	--
Totals		59,108,570.79		59,108,570.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	416000167 04/17/19	11,451,708.80	13,800,000.00	14,134,454.84	3,355,426.23	14,134,454.84	10,779,028.61	672,680.19	0.00	105,039.83	567,640.36	4.65%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,451,708.80	13,800,000.00	14,134,454.84	3,355,426.23	14,134,454.84	10,779,028.61	672,680.19	0.00	105,039.83	567,640.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	416000167	12/17/20	0.00	0.00	567,640.36	0.00	0.00	(105,039.83)	0.00	0.00	567,640.36
		04/17/19	0.00	0.00	672,680.19	0.00	0.00	672,680.19	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	567,640.36	0.00	0.00	567,640.36	0.00	0.00	567,640.36

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29